Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares
Statement of comprehensive income [abstract]
Revenue	$ 25,972	$ 15,924	$ 52,664	$ 35,509
Cost of sales	(896)	(495)	(1,887)	(1,724)
Gross profit	25,076	15,429	50,777	33,785
Sales and marketing expenses	(8,403)	(8,454)	(16,441)	(15,816)
Technology expenses	(2,447)	(1,499)	(4,670)	(2,862)
General and administrative expenses	(7,286)	(4,804)	(13,067)	(9,632)
Movements in credit losses allowance	(118)	(72)	(767)	(597)
Fair value movement on contingent consideration	(6,087)	(2,849)	(6,939)	(2,849)
Operating profit (loss)	735	(2,249)	8,893	2,029
Finance income	606	3,491	706	4,319
Finance expenses	(420)	(1,056)	(983)	(1,307)
Income before tax	921	186	8,616	5,041
Income tax charge	(643)	(130)	(1,743)	(499)
Net income for the period attributable to the shareholders	278	56	6,873	4,542
Other comprehensive (loss) income
Exchange differences on translating foreign currencies	(676)	(6,559)	692	(7,928)
Total comprehensive (loss) income for the period attributable to the shareholders	$ (398)	$ (6,503)	$ 7,565	$ (3,386)
Net income per share attributable to shareholders, basic (in usd per share) | $ / shares	$ 0.01	$ 0.00	$ 0.19	$ 0.13
Net income per share attributable to shareholders, diluted (in usd per share) | $ / shares	$ 0.01	$ 0.00	$ 0.18	$ 0.12